ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - CAD ($)	Dec. 31, 2022	Dec. 31, 2021
Accounts Payable And Accrued Liabilities
Trade payables	$ 90,195	$ 77,549
Accrued liabilities	85,968	72,452
Accounts payable and accrued liabilities	$ 176,163	$ 150,001